Business and Basis of Presentation	12 Months Ended
Mar. 31, 2012
Business and Basis of Presentation [Abstract]
Business and Basis of Presentation

1. Business and Basis of Presentation

Michael Kors Holdings Limited (“MKHL,” and together with its subsidiaries, the “Company”) was incorporated in the British Virgin Islands (“BVI”) on December 13, 2002. The Company is a leading designer, marketer, distributor and retailer of branded women’s apparel and accessories and men’s apparel bearing the Michael Kors tradename and related trademarks “MICHAEL KORS,” “MICHAEL MICHAEL KORS,” “KORS MICHAEL KORS” and various other related trademarks and logos. The Company’s business consists of retail, wholesale and licensing segments. Retail operations consist of collection stores, lifestyle stores, including concessions and outlet stores located primarily in the United States, Canada, Europe and Japan. Wholesale revenues are principally derived from major department and specialty stores located throughout the United States, Canada and Europe. The Company licenses its trademarks on products such as fragrances, cosmetics, eyewear, leather goods, jewelry, watches, coats, footwear, men’s suits, swimwear, furs and ties.

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

For all periods presented, all ordinary share and per share amounts in these consolidated financial statements and the notes hereto have been adjusted retroactively to reflect the effects of a 3.8-to-1 share split, which was completed on November 30, 2011, as well as the effects of the July 2011 reorganization discussed in Note 2 below, as if such reorganization and share split had occurred at the beginning of the periods presented.

The Company utilizes a 52 to 53 week fiscal year ending on the Saturday closest to March 31. As such, the fiscal years ending on March 31, 2012 and April 2, 2011 (“Fiscal 2012” and “Fiscal 2011,” respectively) consist of 52 weeks, and the fiscal year ending April 3, 2010 (“Fiscal 2010”) consists of 53 weeks.